ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gaming tax and license fee accruals	$ 171,014	$ 159,285
Operating expense and other accruals and liabilities	165,975	160,169
Staff cost accruals	123,227	101,340
Interest expense payables	119,026	114,587
Property and equipment payables	67,027	73,520
Intangible assets liabilities	31,889	29,448
Accrued expenses and other current liabilities	1,054,018	1,008,316
Advance deposits and ticket sales [Member]
Contract with Customer Liability	253,338	250,955	$ 278,591
Outstanding Gaming Chips [Member]
Contract with Customer Liability	83,414	83,012	37,354
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 39,108	$ 36,000	$ 15,568